PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

The Company’s prepaid expenses and other current assets consist of the following:

	December 31, 2024	December 31, 2023
Other receivables	£7,837	£51,584
VAT owed to the Company	80,411	135,642
Prepaid clinical trial costs	307,519	307,519
Deferred clinical trial testing costs	1,177,500	1,177,500
Deferred investor relations activity costs	1,523,206	-
Deferred collaboration agreement costs	331,283	-
Other prepayments	479,284	522,480
Total prepaid expenses and other current assets	£3,907,040	£2,194,725

The fair value of prepaid expenses and other current assets not materially different to the book value.